Fiduciary activities and management of funds - Summary of managed off-balance sheet financial assets (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 28,759,011	S/ 27,460,815
Investment funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	19,418,061	19,534,337
Mutual funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 9,340,950	S/ 7,926,478